BALANCE SHEETS - (Unaudited) (USD $)	Nov. 30, 2011	Feb. 28, 2011
Common stock: $0.0001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding	$ 1	$ 1
Additional paid in capital	$ 2,270	$ 138
Deficit accumulated during the development phase	$ (2,271)	$ (139)